NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	Sep. 30, 2023
September 30, 2023
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2021	$92,527	-	-	$92,527
Derivative liability	102,011	-	-	102,011
Fair Value at December 31, 2022	$102,011	-	-	$102,011
Derivative liability	135,698	-	-	135,698
Fair Value at September 30, 2023	$135,698	-	-	$135,698

September 30, 2023

	Level 1	Level 2	Level 3	Total
Derivative liability	-	-	135,698	$135,698

December 31, 2022

	Level 1	Level 2	Level 3	Total
Derivative liability	-	-	102,011	$102,011

The details of derivative liability transactions for the period ended September 30, 2023 and December 31, 2022 are as follows:

The change in Level 3 financial instrument fair value is as follows:

Balance, December 31, 2021	$ 92,527
Issued during the months ended December 31, 2022	264,952
Derivative liabilities debt premium	(43,269)
Change in fair value recognized in operations	(212,199)
Converted during the months ended December 31, 2022	(0)
Balance, December 31, 2022	$ 102,011
Issued during the months ended September 30, 2023	145,067
Derivative liabilities debt discount	29,167
Change in fair value recognized in operations	(102,375)
Converted during the months ended September 30, 2023	(38,172)
Balance, September 30, 2023	$ 135,698

December 31, 2022
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Balance, January 1, 2021	$7,202
Issued during the months ended December 31, 2021	1,008,543
Derivative liabilities debt discount	442,764
Change in fair value recognized in operations	(163,781)
Converted during the months ended December 31, 2021	(1,202,201)
Balance, December 31, 2021	92,527
Issued during the months ended December 31, 2022	264,952
Derivative liabilities debt premium	(43,269)
Change in fair value recognized in operations	(212,199)
Converted during the months ended December 31, 2022	(0)
Balance, December 31, 2022	$102,011